RELATED PARTY TRANSACTIONS (Details) $ / shares in Units, $ in Thousands, NOK in Millions		1 Months Ended					5 Months Ended	11 Months Ended	12 Months Ended
	Jan. 20, 2015 USD ($)	Nov. 30, 2015 USD ($)	Feb. 28, 2015	Jan. 31, 2015 USD ($)	Nov. 30, 2014	Feb. 28, 2002	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Oct. 31, 2012 USD ($)	Oct. 31, 2012 NOK	Sep. 30, 2008 USD ($)
Related Party Transaction [Line Items]
Revenue from related parties									$ 28,368	$ 41,555	$ 0
Management and administrative services agreement fee percentage									5.00%
Required notice for termination of management service agreement									120 days
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners								69.00%	66.00%	69.00%
Dividends paid to non-controlling interests									$ (12,360)	$ (11,400)	(13,740)
Golar LNG Partners Credit Facility [Member]
Related Party Transaction [Line Items]
Margin on LIBOR					1.34%
Maximum borrowing capacity														$ 285,000
Golar Eskimo
Related Party Transaction [Line Items]
Revenue of acquiree							$ 22,000	$ 22,000
Net income of acquiree							$ 12,900	18,600
Loan from Golar	$ 220,000
Faraway Maritime Shipping Company
Related Party Transaction [Line Items]
Percentage of ownership									60.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners									40.00%
Golar | Golar Grand [Member]
Related Party Transaction [Line Items]
Time charter revenue, reduced hire rate			75.00%
Loans Payable [Member] | Golar | Golar Eskimo
Related Party Transaction [Line Items]
Loan from Golar				$ 220,000
Incentive fee, percentage of loan amount (up to)				1.00%
Related Party Transaction, Debt Repayment Incentive Fee				$ 1,100
Loans Payable [Member] | London Interbank Offered Rate (LIBOR) | Golar | Golar Eskimo
Related Party Transaction [Line Items]
Margin on LIBOR				2.84%
Norway, Krone | High-Yield Bonds
Related Party Transaction [Line Items]
Face amount of debt instrument | NOK													NOK 1,300
United States of America, Dollars | High-Yield Bonds
Related Party Transaction [Line Items]
Face amount of debt instrument												$ 227,000
Charter-hire Revenues, Golar Eskimo | Golar Eskimo
Related Party Transaction [Line Items]
Related party transaction fees								12,900
Golar LNG Limited
Related Party Transaction [Line Items]
Amount due from (to) related party								7,128	$ 131,161	7,128
Quarterly distributions									$ 54,688	52,130	61,336
Notification period for indemnification									5 years
Golar LNG Limited | NR Satu Related Claim
Related Party Transaction [Line Items]
Loss contingency recoverable from related party								500		$ 500
Golar LNG Limited | Line of Credit | Golar LNG Partners Credit Facility [Member]
Related Party Transaction [Line Items]
Amount borrowed by Golar		$ 50,000
Repayment period following draw down		28 days
Golar LNG Limited | Employee Stock Option
Related Party Transaction [Line Items]
Share options granted to directors and officers | shares									29,950	120,000
Exercise price as of grant date | $ / shares									$ 23.50	$ 56.70
Contractual term						5 years
Vesting period						3 years
Golar LNG Limited | London Interbank Offered Rate (LIBOR) | Line of Credit | Golar LNG Partners Credit Facility [Member]
Related Party Transaction [Line Items]
Interest rate, margin on LIBOR		5.00%
Golar LNG Limited | Charter-hire Revenues Golar Grand
Related Party Transaction [Line Items]
Revenue from related parties									$ 28,400	$ 28,700
Amount due from (to) related party									9,800
Golar LNG Limited | Golar Tundra [Member]
Related Party Transaction [Line Items]
Amount due from (to) related party									8,300
Golar LNG Limited | Deposit paid to Golar
Related Party Transaction [Line Items]
Amount due from (to) related party								$ 0	107,247	0
Director [Member] | Helm Advisor Fees [Member]
Related Party Transaction [Line Items]
Related party transaction fees									$ (795)	(2,307)	$ 0
Director [Member] | Helm Advisor Fees [Member] | Helm Advisors [Member]
Related Party Transaction [Line Items]
Related party transaction fees										$ 2,300
Golar Wilhelmsen Management AS [Member]
Related Party Transaction [Line Items]
Required notice for termination of management service agreement									30 days